Pension Plans - Expected Yields (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans [Abstract]
Type of expected yield from the plan’s assets	0.0250	0.0250	0.0250
Type of yield expected from the reimbursement rights	0.0250	0.0250	0.0250